CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Feb. 20, 2023
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (per share)	$ 0.01	$ 0.01	$ 0.01
Number of ordinary shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	24,535,471	22,235,471
Ordinary shares, shares outstanding	24,535,471	22,235,471